Share capital (Narrative) (Details)							1 Months Ended									12 Months Ended
	Aug. 06, 2020 USD ($) shares	Jun. 08, 2020 CAD ($) shares	Jun. 08, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	May 07, 2019 $ / shares	May 07, 2019 USD ($) shares	Mar. 29, 2022 shares	Sep. 21, 2021 $ / shares shares	Jul. 26, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Apr. 15, 2020 USD ($) shares	Mar. 16, 2020 USD ($) shares	Feb. 04, 2020 USD ($) shares	Dec. 31, 2022 $ / shares $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Fair value of shares issued as share-based compensation																	$ 1,531,258		$ 7,443,931	$ 9,426,961
Gain (loss) on settlement of financial liability																	119,453		49,792	680,164
Proceeds from issuance of shares																	$ 0		$ 38,341,407	$ 25,100,459
Warrants annualized volatility																	96.00%		120.00%
Warrants
Disclosure of classes of share capital [line items]
Number of shares issued as share-based compensation | shares																			100,000
Fair value of shares issued as share-based compensation																			$ 98,513
Warrants issue to a related party | shares									100,000
Fair value of warrants issued									$ 98,513
Warrants exercise price | $ / shares									$ 1.99
Warrants share price | $ / shares									$ 1.63
Warrants risk free interest rate									0.46%
Warrants annualized volatility									129.00%
Lucid acquisition | shares																			112,162
Lucid
Disclosure of classes of share capital [line items]
Warrants share price | $ / shares								$ 1.56
Warrants risk free interest rate								0.43%
Warrants annualized volatility								88.00%
Lucid | Warrants
Disclosure of classes of share capital [line items]
Lucid acquisition | shares								112,162
Solarvest BioEnergy Inc.
Disclosure of classes of share capital [line items]
Share issue price per share | $ / shares																$ 0.1		$ 0.155
Class A share capital
Disclosure of classes of share capital [line items]
Description of voting rights																	The holders of Class A shares are entitled to 276,660 votes per Class A share held.
Class B share capital
Disclosure of classes of share capital [line items]
Number of shares issued | shares																		112,794	112,794
Fair value of shares issued																		$ 174,537	$ 174,537
Number of shares issued as share-based compensation | shares										1,349,764							158,144		1,462,558	2,307,569
Fair value of shares issued as share-based compensation										$ 3,576,875							$ 169,500		$ 3,751,412	$ 6,663,479
Share issue price per share | $ / shares										$ 2.65
Issuance of common stock of share based compensation | shares				27,580
Value of trade and other payable of shares based compensation				$ 74,117
Issuance of common shares of share based bonus to employees for performance | shares												1,804,994		405,926
Fair value of share-based compensation bonus												$ 4,956,324		$ 1,302,076
Share based payment expenses														$ 93,502
Issuance of common stock of board of directors in lieu of cash | shares														69,069
Common stock issued for private placement | shares		1,500,000	1,500,000
Warrants issued for private placement | shares		1,500,000	1,500,000
Proceeds from equity issuance	$ 9,999,997	$ 10,125,000	$ 7,617,038								$ 9,499,994	$ 9,999,997
Fair value of warrants issued			101,561								$ 1,122,727
Issuance of common stock of direct offering | shares	2,762,430										4,318,179	2,762,430
Issuance cost of common shares and warrants			707,043								$ 879,621
Issuance of warrants of direct offering | shares	1,381,215										3,454,543	1,381,215
Fair value of warrant liability	$ 3,289,069
Transaction costs allocated to warrants	284,049
Fair value of common shares issued	6,710,928		$ 7,515,477								$ 8,377,267
Share issue costs	$ 913,349
Exercise price of warrants issued | $ / shares												$ 4.26
Lucid acquisition | shares																			4,502,392
Share repurchase (shares) | shares																	(1,999,800)
Share repurchased and cancelled | shares																	1,999,800
Number of shares issued for services | shares																	107,144
Fair value of services received																	$ 120,000
Increase Decrease Through Share Cancelation Share | shares							504,888										504,888		156,278
Class B share capital | Prismic Pharmaceuticals Inc. ("Prismic")
Disclosure of classes of share capital [line items]
Issuance of common stock for notes payable | shares													63,714
Notes settled through issuance of shares													$ 226,385
Fair value of common stock to settle notes payable													185,976
Gain (loss) on settlement of financial liability													$ 40,409
Class B share capital | Lucid
Disclosure of classes of share capital [line items]
Lucid acquisition | shares								4,502,392
Class B share capital | Share Exchange Agreement | Solarvest BioEnergy Inc.
Disclosure of classes of share capital [line items]
Number of shares issued in share exchange | shares						49,751									225,371
Value of shares issued in share exchange						$ 1,880,750
Share issue price per share | $ / shares					$ 50.25
Derivative liability															$ 1,990,788
Class B share capital | Equity distribution agreement | A.G.P/Alliance Global Partners
Disclosure of classes of share capital [line items]
Number of shares issued through equity distribution agreement | shares																			15,480,462	56,248
Proceeds from issuance of shares																			$ 39,765,474	$ 199,785
Total cash transaction costs																			$ 1,424,067
Class B share
Disclosure of classes of share capital [line items]
Number of shares issued for services | shares																	51,000
Fair value of services received																	$ 49,500
Warrants by expiry date at August 6, 2025
Disclosure of classes of share capital [line items]
Exercise price of warrants issued | $ / shares																$ 4.26	$ 4.26	$ 4.26	$ 4.26	$ 4.26
Warrants by expiry date at October 20, 2025
Disclosure of classes of share capital [line items]
Exercise price of warrants issued | $ / shares																$ 2.6	$ 2.6	$ 2.6	$ 2.6	$ 2.6